Schedule of statutory federal income tax provision (Details)	12 Months Ended
Jan. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
Federal statutory (benefit)	$ (1,694,649)
Permanent timing differences	533,949
Other	239,700
Change in valuation allowance	921,000
Total